Unaudited Consolidated Statements of Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Income Statement [Abstract]
Voyage revenues (note 9a)	$ 99,241	$ 98,608	$ 195,012	$ 195,934
Voyage expenses	(542)	(373)	(999)	(691)
Vessel operating expenses (note 9a)	(22,412)	(24,102)	(44,265)	(45,736)
Depreciation and amortization	(22,869)	(23,209)	(46,480)	(46,778)
General and administrative expenses (notes 9a and 13)	(5,864)	(7,068)	(11,292)	(13,776)
Loss on sale of vessels (note 5b)	0	0	(27,439)	0
Income from vessel operations	47,554	43,856	64,537	88,953
Equity income (note 11c)	29,567	29,002	39,065	47,060
Interest expense (notes 7 and 10)	(13,269)	(11,153)	(27,266)	(21,257)
Interest income	545	611	1,147	1,345
Realized and unrealized (loss) gain on non-designated derivative instruments (note 10)	(17,321)	10,888	(55,410)	(3,144)
Foreign currency exchange (loss) gain (notes 7 and 10)	(525)	(9,546)	(10,643)	16,384
Other income	407	335	826	778
Net income before income tax expense	46,958	63,993	12,256	130,119
Income tax expense (note 8)	(252)	(258)	(513)	(33)
Net income	46,706	63,735	11,743	130,086
Non-controlling interest in net income	3,635	5,642	5,810	8,925
General Partner’s interest in net income	862	8,568	119	17,210
Limited partners’ interest in net income	$ 42,209	$ 49,525	$ 5,814	$ 103,951
Limited partners’ interest in net income per common unit: (note 12)
• Basic (usd per unit)	$ 0.53	$ 0.63	$ 0.07	$ 1.32
• Diluted (usd per unit)	$ 0.53	$ 0.63	$ 0.07	$ 1.32
Weighted-average number of common units outstanding:
• Basic (units)	79,571,820	78,590,812	79,564,846	78,552,784
• Diluted (units)	79,695,804	78,659,264	79,640,818	78,609,057
Cash distributions declared per common unit	$ 0.14	$ 0.7	$ 0.28	$ 1.4